Stockholder’s Equity - Schedule of Stock-Based Compensation in Future Periods (Details)	10 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Stock-Based Compensation in Future Periods [Abstract]
2026	$ 13,991,544
2027	13,991,544
2028	13,991,544
2029	13,991,544
Thereafter	3,497,881
Total	$ 59,464,057